Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Summary of tax expense

	2023 GBPm	2024 GBPm	2025 GBPm
Current tax
Current year	(652)	(661)	(750)
Prior years	77	54	24
Total current tax charge	(575)	(607)	(726)
Deferred tax	68	(6)	54
Tax charge	(507)	(613)	(672)

Summary of weighted average of tax rates applicable to accounting profits and losses

	2023		2024		2025
	GBPm	%	GBPm	%	GBPm	%
Profit before tax	2,295		2,557		2,750
Tax at average applicable rates	(571)	24.9%	(647)	25.3%	(687)	25.0%
Tax effect of share of results of joint ventures and associates	8	(0.3)%	9	(0.4)%	11	(0.4)%
Income not taxable and expenses not deductible	20	(0.9)%	16	(0.6)%	8	(0.3)%
Non-deductible costs of share based remuneration	(1)	0.0%	(2)	0.1%	(1)	0.0%
Non-deductible disposal-related losses	(22)	1.0%	(7)	0.3%	(24)	0.9%
Deferred tax assets of the period not recognised	(3)	0.1%	(18)	0.7%	(2)	0.1%
Change in recognition and measurement of deferred tax	4	(0.2)%	13	(0.5)%	16	(0.6)%
Movements in provisions and prior year items	58	(2.5)%	23	(0.9)%	7	(0.3)%
Tax charge	(507)	22.1%	(613)	24.0%	(672)	24.4%

Summary of tax recognised in other comprehensive income or directly in equity

	2023 GBPm	2024 GBPm	2025 GBPm
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	19	(11)	(3)

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(12)	3	(5)

Net tax (charge)/credit recognised in other comprehensive income	7	(8)	(8)
Tax credit on share based remuneration recognised directly in equity	24	20	21

Summary of current tax assets and liabilities

	2024 GBPm	2025 GBPm
Current tax assets	42	13
Current tax liabilities	(119)	(153)
Total	(77)	(140)

Summary of deferred tax assets and liabilities

	2024 GBPm	2025 GBPm
Deferred tax assets	84	75
Deferred tax liabilities	(473)	(405)
Total	(389)	(330)

Summary of movements in deferred tax liabilities and assets

	Deferred tax liabilities		Deferred tax assets
	Acquired intangible assets GBPm	Other temporary differences GBPm	Acquired intangible assets GBPm	Losses and other tax attributes GBPm	Pension balances GBPm	Other temporary differences GBPm	Total GBPm
Deferred tax (liability)/asset at 1 January 2024	(652)	(182)	99	96	47	247	(345)
Credit/(charge) to profit	52	14	(31)	(31)	(10)	-	(6)
(Charge)/credit to equity/other comprehensive income	-	(14)	-	-	6	1	(7)
Acquisitions	(16)	-	-	1	-	-	(15)
Disposals and other	-	-	-	-	-	(2)	(2)
Exchange translation differences	(10)	(1)	(2)	(2)	-	1	(14)
Deferred tax (liability)/asset at 1 January 2025	(626)	(183)	66	64	43	247	(389)
Credit/(charge) to profit	52	22	(31)	-	(3)	14	54
(Charge)/credit to equity/other comprehensive income	-	(8)	-	-	1	3	(4)
Acquisitions	(25)	-	-	-	-	-	(25)
Disposals and other	-	-	-	-	-	-	-
Exchange translation differences	36	7	2	-	(1)	(10)	34
Deferred tax (liability)/asset at 31 December 2025	(563)	(162)	37	64	40	254	(330)

Schedule of losses and other tax attributes for which no deferred tax is recognised

	2024		2025
	GBPm Gross amount	GBPm Tax effected	GBPm Gross amount	GBPm Tax effected
Trading losses and temporary differences expiring
Within 10 years	55	15	59	13
More than 10 years	13	3	10	2
Available indefinitely	185	51	100	25
Total	253	69	169	40
State and local tax losses expiring
Within 10 years	18	1	18	1
More than 10 years	57	3	48	3
Available indefinitely	-	-	-	-
Total	75	4	66	4
Capital losses expiring
Within 10 years	-	-	-	-
More than 10 years	-	-	-	-
Available indefinitely	140	31	144	32
Total	140	31	144	32